Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	September 30,	December 31,
	2017	2016
LNG terminal costs
LNG terminal	$10,554	$7,976
LNG terminal construction-in-process	5,320	6,728
Accumulated depreciation	(783)	(553)
Total LNG terminal costs, net	15,091	14,151
Fixed assets
Fixed assets	22	20
Accumulated depreciation	(16)	(13)
Total fixed assets, net	6	7
Property, plant and equipment, net	$15,097	$14,158